SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Oct. 31, 2022 USD ($)
Platform Operator, Crypto-Asset [Line Items]
Derivative	$ 73,670
Total	73,670
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative	247,034
Total	$ 247,034